Related Party Transactions - Additional Information (Detail) - Supplier Concentration Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost of Goods, Total
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	84.00%	82.00%	81.00%
Carrier and Its Affiliates
Related Party Transaction [Line Items]
Amount payable to Carrier and its affiliates, net of receivables	$ 85,000	$ 61,000
Revenues from sales to Carrier and its affiliates	$ 61,656	$ 38,195	$ 30,819
Carrier and Its Affiliates | Cost of Goods, Total
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	62.00%	61.00%	59.00%